Insurance service expenses and other expenditure - Exercise price ranges for options (Details) - Sharesave and ISSOSNE	12 Months Ended
	Dec. 31, 2024 Options £ / shares	Dec. 31, 2023 Options £ / shares	Dec. 31, 2022 Options £ / shares	Dec. 31, 2021 Options £ / shares
Summary of options exercise price range
Outstanding - Number outstanding | Options	1,660,096	1,671,215	1,900,000	2,000,000
Outstanding - Weighted average remaining contractual life (years)	2 years 9 months 18 days	2 years 7 months 6 days	2 years 7 months 6 days
Outstanding - Weighted average exercise prices	£ 7.84	£ 9.5	£ 10.43	£ 11.6
Exercisable - Number exercisable | Options	200,000	200,000	300,000
Exercisable - Weighted average exercise prices	£ 11.57	£ 10.82	£ 12.48
Minimum
Summary of options exercise price range
Exercise price	5.20	7.37
Maximum
Summary of options exercise price range
Exercise price	£ 12.02	£ 14.55
Between 5 and 6
Summary of options exercise price range
Outstanding - Number outstanding | Options	500,000
Outstanding - Weighted average remaining contractual life (years)	4 years 3 months 18 days
Outstanding - Weighted average exercise prices	£ 5.24
Between 5 and 6 | Minimum
Summary of options exercise price range
Exercise price	5
Between 5 and 6 | Maximum
Summary of options exercise price range
Exercise price	£ 6
Between 7 and 8
Summary of options exercise price range
Outstanding - Number outstanding | Options	700,000	700,000	500,000
Outstanding - Weighted average remaining contractual life (years)	2 years 8 months 12 days	3 years 8 months 12 days	4 years 1 month 6 days
Outstanding - Weighted average exercise prices	£ 7.55	£ 7.55	£ 7.37
Between 7 and 8 | Minimum
Summary of options exercise price range
Exercise price	7	7	7
Between 7 and 8 | Maximum
Summary of options exercise price range
Exercise price	£ 8	£ 8	£ 8
Between 9 and 10
Summary of options exercise price range
Outstanding - Number outstanding | Options	100,000	300,000	400,000
Outstanding - Weighted average remaining contractual life (years)	1 year 4 months 24 days	1 year 4 months 24 days	2 years 2 months 12 days
Outstanding - Weighted average exercise prices	£ 9.64	£ 9.64	£ 9.64
Exercisable - Number exercisable | Options		100,000
Exercisable - Weighted average exercise prices		£ 9.64
Between 9 and 10 | Minimum
Summary of options exercise price range
Exercise price	9	9	9
Between 9 and 10 | Maximum
Summary of options exercise price range
Exercise price	£ 10	£ 10	£ 10
Between 11 and 12
Summary of options exercise price range
Outstanding - Number outstanding | Options	400,000	600,000	800,000
Outstanding - Weighted average remaining contractual life (years)	1 year 3 months 18 days	2 years	2 years 4 months 24 days
Outstanding - Weighted average exercise prices	£ 11.7	£ 11.59	£ 11.48
Exercisable - Number exercisable | Options	200,000		200,000
Exercisable - Weighted average exercise prices	£ 11.57		£ 11.12
Between 11 and 12 | Minimum
Summary of options exercise price range
Exercise price	11	11	11
Between 11 and 12 | Maximum
Summary of options exercise price range
Exercise price	£ 12	12	12
Between 12 and 13
Summary of options exercise price range
Outstanding - Weighted average remaining contractual life (years)	7 months 6 days
Outstanding - Weighted average exercise prices	£ 12.02
Between 12 and 13 | Minimum
Summary of options exercise price range
Exercise price	12	12	12
Between 12 and 13 | Maximum
Summary of options exercise price range
Exercise price	13	£ 13	£ 13
Between 13 and 14
Summary of options exercise price range
Outstanding - Number outstanding | Options		100,000	100,000
Outstanding - Weighted average remaining contractual life (years)		4 months 24 days	1 year 4 months 24 days
Outstanding - Weighted average exercise prices		£ 13.94	£ 13.94
Exercisable - Number exercisable | Options		100,000
Exercisable - Weighted average exercise prices		£ 13.94
Between 13 and 14 | Minimum
Summary of options exercise price range
Exercise price	13	13	13
Between 13 and 14 | Maximum
Summary of options exercise price range
Exercise price	14	14	£ 14
Between 14 and 15
Summary of options exercise price range
Outstanding - Number outstanding | Options			100,000
Outstanding - Weighted average remaining contractual life (years)			4 months 24 days
Outstanding - Weighted average exercise prices			£ 14.55
Exercisable - Number exercisable | Options			100,000
Exercisable - Weighted average exercise prices			£ 14.55
Between 14 and 15 | Minimum
Summary of options exercise price range
Exercise price	14	14	14
Between 14 and 15 | Maximum
Summary of options exercise price range
Exercise price	£ 15	£ 15	£ 15